Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of income tax provision

	Year Ended December 31,
(in thousands of dollars)	2016	2015	2014
Current tax expense:
Federal	$3,758	$—	$53
State	223	113	—
Total current expense	3,981	113	53
Deferred tax expense (benefit):
Federal	(27,245)	(1,137)	22,140
State	(522)	(1,757)	4,025
Total deferred expense (benefit)	(27,767)	(2,894)	26,165
Total tax expense (benefit)	$(23,786)	$(2,781)	$26,218
Tax expense (benefit) attributable to controlling interests	(23,263)	(1,160)	22,819
Tax expense attributable to non-controlling interests	(523)	(1,621)	3,399
Total income tax expense (benefit)	$(23,786)	$(2,781)	$26,218

Schedule of reconciliation of the Company's provision for income taxes as reported and the amount computed by multiplying income before taxes, less non-controlling interest, by the U.S. federal statutory rate

(in thousands of dollars)	2016	2015	2014
Provision calculated at federal statutory income tax rate:
Net income before taxes	$(108,591)	$(11,858)	$251,838
Statutory rate	35%	35%	35%
Income tax expense (benefit) computed at statutory rate	$(38,007)	$(4,150)	$88,144
Less: Non-controlling interests	14,972	2,911	(65,759)
Income tax expense (benefit) attributable to controlling interests	(23,035)	(1,239)	22,385
State and local income taxes, net of federal benefit	(622)	(1,011)	626
Reduction of TRA liability	(282)	(694)	—
Equity compensation, shortfall	—	338	—
Change in enacted rate	—	(650)	—
Change in valuation allowance	950	2,333	—
Other	(274)	(237)	(192)
Tax expense (benefit) attributable to controlling interests	(23,263)	(1,160)	22,819
Tax expense attributable to non-controlling interests	(523)	(1,621)	3,399
Total income tax expense (benefit)	$(23,786)	$(2,781)	$26,218

Schedule of significant components of the Company's deferred tax assets and deferred tax liability

	As of December 31,
(in thousands of dollars)	2016	2015
Deferred tax assets
Net operating loss	$8,687	$9,414
Section 754 election tax basis adjustment	51,154	47,100
Other deferred tax asset	—	505
Total deferred tax assets	59,841	57,019
Deferred tax liabilities
Investment in consolidated subsidiary JEH	56,888	73,559
Noncurrent state deferred tax liability	2,703	4,099
Total deferred tax liabilities	59,591	77,658
Net deferred tax assets (liabilities)	250	(20,639)
Valuation allowance	(3,155)	(2,333)
Net deferred tax assets (liabilities)	$(2,905)	$(22,972)